Issued Capital (Details) - AUD ($)		12 Months Ended
	Dec. 12, 2022	Jun. 30, 2023
Issued Capital (Details) [Line Items]
Vested shares	10,000,000	500,000
Shares issued		500,000
Capital raising fee (in Dollars)		$ 315,000
Legal fees (in Dollars)		$ 135,562
Mr Evan Cross [Member]
Issued Capital (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.094
Shares issued		400,000
Celtic Capital Pty Ltd [Member]
Issued Capital (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.11
Shares issued		250,000
Orca Capital GMBH [Member]
Issued Capital (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.25
Shares issued		20,000,000
Capital raising fee (in Dollars)		$ 315,000
Maxim Group and VCheck Global [Member]
Issued Capital (Details) [Line Items]
Capital raising fee (in Dollars)		42,724
Evolution Capital [Member]
Issued Capital (Details) [Line Items]
Capital raising fee (in Dollars)		$ 702,383
Vertica Acquisition [Member]
Issued Capital (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.12
Wellteq Acquisition [Member]
Issued Capital (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.094